Portfolio of investments—December 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.81%
Consumer discretionary: 3.82%
Automobile components: 1.06%
Aptiv PLC†	2,368,030	$143,218,454
Hotels, restaurants & leisure: 1.06%
Yum China Holdings, Inc.	2,947,950	142,002,752
Specialty retail: 1.20%
Foot Locker, Inc.†	3,748,350	81,564,096
RH†	204,750	80,587,552
		162,151,648
Textiles, apparel & luxury goods: 0.50%
PVH Corp.	631,700	66,802,275
Consumer staples: 6.72%
Beverages: 2.77%
Keurig Dr Pepper, Inc.	11,599,214	372,566,754
Household products: 3.95%
Church & Dwight Co., Inc.	2,402,850	251,602,423
Reynolds Consumer Products, Inc.	10,387,100	280,347,829
		531,950,252
Energy: 5.38%
Energy equipment & services: 1.19%
Baker Hughes Co. Class A	3,899,100	159,941,082
Oil, gas & consumable fuels: 4.19%
EOG Resources, Inc.	1,539,550	188,718,039
EQT Corp.	3,427,100	158,023,581
Targa Resources Corp.	520,450	92,900,325
Valero Energy Corp.	1,015,850	124,533,052
		564,174,997
Financials: 20.21%
Banks: 3.12%
Fifth Third Bancorp	6,207,750	262,463,670
Regions Financial Corp.	6,713,450	157,900,344
		420,364,014
Capital markets: 2.96%
Jefferies Financial Group, Inc.	5,091,950	399,208,880
Pershing Square Tontine Holdings Ltd.♦†	7,483,000	7
		399,208,887
Financial services: 1.85%
Euronet Worldwide, Inc.♠†	2,426,750	249,566,970
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 1

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Insurance: 10.32%
Allstate Corp.	1,961,200	$378,099,748
Arch Capital Group Ltd.	4,235,150	391,116,102
Axis Capital Holdings Ltd.	761,650	67,497,423
Brown & Brown, Inc.	3,244,500	331,003,890
Loews Corp.	2,617,350	221,663,372
		1,389,380,535
Mortgage real estate investment trusts (REITs): 1.96%
Annaly Capital Management, Inc.	14,430,599	264,079,962
Health care: 9.62%
Health care equipment & supplies: 2.95%
Alcon AG	2,055,850	174,521,107
Zimmer Biomet Holdings, Inc.	2,104,750	222,324,742
		396,845,849
Health care providers & services: 3.22%
Humana, Inc.	478,800	121,476,348
Labcorp Holdings, Inc.	1,362,100	312,356,772
		433,833,120
Life sciences tools & services: 3.45%
Charles River Laboratories International, Inc.†	1,472,164	271,761,474
ICON PLC ADR†	513,800	107,748,998
Qiagen NV	1,926,915	85,805,525
		465,315,997
Industrials: 20.38%
Aerospace & defense: 2.38%
L3Harris Technologies, Inc.	1,522,350	320,119,758
Building products: 2.08%
Carlisle Cos., Inc.	761,300	280,797,892
Commercial services & supplies: 2.80%
Republic Services, Inc. Class A	1,872,250	376,659,255
Construction & engineering: 1.04%
API Group Corp.†	3,912,766	140,742,193
Ground transportation: 2.43%
Canadian Pacific Kansas City Ltd.	1,987,100	143,806,427
Knight-Swift Transportation Holdings, Inc.	3,460,100	183,523,704
		327,330,131
Machinery: 2.12%
Donaldson Co., Inc.	792,200	53,354,670
Gates Industrial Corp. PLC†	9,674,227	198,998,850
Toro Co.	414,000	33,161,400
		285,514,920
See accompanying notes to portfolio of investments
2 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Professional services: 3.71%
Amentum Holdings, Inc.†	2,075,700	$43,651,971
Dun & Bradstreet Holdings, Inc.	14,320,646	178,435,249
Jacobs Solutions, Inc.	2,075,700	277,355,034
		499,442,254
Trading companies & distributors: 3.82%
AerCap Holdings NV	4,472,950	428,061,315
WESCO International, Inc.	479,800	86,824,608
		514,885,923
Information technology: 6.03%
IT services: 1.56%
Amdocs Ltd.	2,465,950	209,950,983
Semiconductors & semiconductor equipment: 3.28%
ON Semiconductor Corp.†	3,049,850	192,293,043
Teradyne, Inc.	1,979,900	249,309,008
		441,602,051
Software: 1.19%
Informatica, Inc. Class A†	6,183,100	160,327,783
Materials: 9.32%
Chemicals: 2.16%
Ashland, Inc.	976,900	69,809,274
Huntsman Corp.	5,539,450	99,876,284
RPM International, Inc.	984,300	121,127,958
		290,813,516
Construction materials: 2.53%
Vulcan Materials Co.	1,325,550	340,971,226
Containers & packaging: 3.47%
AptarGroup, Inc.	743,200	116,756,720
Graphic Packaging Holding Co.	12,907,300	350,562,268
		467,318,988
Metals & mining: 1.16%
Freeport-McMoRan, Inc.	4,112,250	156,594,480
Real estate: 10.14%
Office REITs : 2.05%
BXP, Inc.	3,716,100	276,329,196
Real estate management & development: 3.85%
CBRE Group, Inc. Class A†	3,947,600	518,280,407
Specialized REITs : 4.24%
CubeSmart	3,780,100	161,977,285
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 3

Portfolio of investments—December 31, 2024 (unaudited)

	Shares	Value
Specialized REITs (continued)
Gaming & Leisure Properties, Inc.	4,441,500	$213,902,640
Weyerhaeuser Co.	6,952,350	195,708,653
		571,588,578
Utilities: 6.19%
Electric utilities: 4.54%
American Electric Power Co., Inc.	3,454,900	318,645,427
FirstEnergy Corp.	7,354,550	292,563,999
		611,209,426
Water utilities: 1.65%
American Water Works Co., Inc.	1,782,050	221,847,404
Total common stocks (Cost $9,764,905,059)		13,173,729,912

	Expiration date
Rights: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	9-23-2033	2,255,595	0
Total rights (Cost $0)			0
Warrants: 0.00%
Financials: 0.00%
Capital markets: 0.00%
Pershing Square Holdings Ltd.♦†	7-24-2027	769,690	0
Total warrants (Cost $4,560,928)			0

		Yield
Short-term investments: 2.16%
Investment companies: 2.16%
Allspring Government Money Market Fund Select Class♠∞		4.42%	290,908,124	290,908,124
Total short-term investments (Cost $290,908,124)				290,908,124
Total investments in securities (Cost $10,060,374,111)	99.97%			13,464,638,036
Other assets and liabilities, net	0.03			3,801,763
Total net assets	100.00%			$13,468,439,799

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments
4 | Allspring Special Mid Cap Value Fund

Portfolio of investments—December 31, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common stocks
Euronet Worldwide, Inc.†	$240,806,403	$0	$0	$0	$8,760,567	$249,566,970	2,426,750	$0
Short-term investments
Allspring Government Money Market Fund Select Class	662,433,599	417,851,643	(789,377,118)	0	0	290,908,124	290,908,124	6,339,254
				$0	$8,760,567	$540,475,094		$6,339,254

†	Non-income-earning security
See accompanying notes to portfolio of investments
Allspring Special Mid Cap Value Fund | 5

Notes to portfolio of investments—December 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Consumer discretionary	$514,175,129	$0	$0	$514,175,129
Consumer staples	904,517,006	0	0	904,517,006
Energy	724,116,079	0	0	724,116,079
Financials	2,722,600,361	7	0	2,722,600,368
Health care	1,295,994,966	0	0	1,295,994,966
Industrials	2,745,492,326	0	0	2,745,492,326
Information technology	811,880,817	0	0	811,880,817
Materials	1,255,698,210	0	0	1,255,698,210
Real estate	1,366,198,181	0	0	1,366,198,181
Utilities	833,056,830	0	0	833,056,830
Rights
Financials	0	0	0	0
Warrants
Financials	0	0	0	0
Short-term investments
Investment companies	290,908,124	0	0	290,908,124
Total assets	$13,464,638,029	$7	$0	$13,464,638,036
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
6 | Allspring Special Mid Cap Value Fund

Notes to portfolio of investments—December 31, 2024 (unaudited)
At December 31, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Special Mid Cap Value Fund | 7